SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement balances and amounts of the VIEs and their subsidiaries and schedule of net revenue and net income, operating, investing and financing cash flows of VIEs

	As of December 31,
	2020	2021
Assets
Current assets
Cash	1,310,269	1,338,525
Accounts receivable, net of allowance for doubtful accounts	1,388,128	1,677,171
VAT recoverable	85,760	138,304
Prepaid expenses	76,505	90,848
Other current assets	13,259	99,231
Total current assets	2,873,921	3,344,079

Property and equipment, net	2,760,618	2,671,567
Intangible assets, net	194,230	175,004
Operating lease right-of-use assets	430,525	204,825
Deferred tax assets	43,126	32,949
Restricted cash	49,905	—
VAT recoverable	113,684	111,982
Other non-current assets	115,315	153,696
Total assets	6,581,324	6,694,102

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	628,721	426,000
Accounts payable	194,325	430,518
Accrued expenses and other payables	152,534	223,563
Deferred revenue	90,192	87,364
Operating lease liabilities, current	50,888	40,371
Finance lease and other financing obligations, current	31,629	28,161
Total current third-party liabilities	1,148,289	1,235,977

Long-term borrowings, excluding current portion	1,213,020	899,769
Operating lease liabilities, non-current	361,502	172,458
Finance lease and other financing obligations, non-current	982,209	965,356
Deferred tax liabilities	91,036	76,460
Other long-term liabilities	34,281	66,379
Total third-party liabilities	3,830,337	3,416,399
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	2,531,025	2,947,857
Total liabilities	6,361,362	6,364,256

Schedule of net revenue, net income and cash flow of VIEs

	Years ended December 31,
	2019	2020	2021

Net revenue	4,013,561	5,453,802	7,516,345
Net income	99,857	129,254	112,257
Net cash provided by operating activities	414,424	899,132	744,493
Net cash used in investing activities	(201,995)	(278,744)	(205,041)
Net cash used in financing activities	(43,547)	(20,682)	(561,101)

Schedule of estimated useful lives of self-owned property and equipment

Buildings	30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2019	35,879
Additions	13,572
Accretion expense	2,990
Asset retirement obligations as of December 31, 2019	52,441
Additions	20,384
Accretion expense	4,084
Asset retirement obligations as of December 31, 2020	76,909
Additions	22,745
Accretion expense	6,227
Settlement	(998)
Asset retirement obligations as of December 31, 2021	104,883

Schedule of weighted-average amortization period of acquired intangible assets

Customer contracts	5-15 years
Licenses	20 years

Schedule of reconciliation of total interest costs to "Interest expenses" as reported in the consolidated statements of operations

	Years ended December 31,
	2019	2020	2021

Total interest costs	1,040,898	1,402,015	1,805,434
Less: interest costs capitalized	(72,205)	(85,509)	(150,697)

Interest expenses	968,693	1,316,506	1,654,737

Schedule of cash and restricted cash deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore

	RMB	USD	HKD	JPY	EUR	SGD	MYR
In PRC	5,788,295	205,328	—	—	—	—	—
In Hong Kong SAR	21,458	160,565	106,301	45,234	146	—	—
In US	—	80,009	—	—	—	—	—
In Singapore	—	505,299	—	—	—	12,552	—
In Malaysia	—	365	—	—	—	—	12
Total in original currency	5,809,753	951,566	106,301	45,234	146	12,552	12
RMB equivalent	5,809,753	6,066,900	86,912	2,507	1,057	59,220	18